UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	April 30
Date of reporting period:	October 31, 2024

Applied Finance Dividend Fund; Applied Finance Explorer Fund; Applied Finance Select Fund (collectively, “the Applied Finance Funds”)

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Applied Finance Dividend FundTailored Shareholder Report

semi-annual Shareholder Report October 31, 2024 Applied Finance Dividend Fund Institutional Class Shares (ticker: AFAZX )

This semi-annual shareholder report contains important information about the Applied Finance Dividend Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at (800) 673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.95%[1]
[1]	Annualized

Sector Breakdown

Financials 23.20%
Health Care 15.46%
Industrials 10.77%
Consumer Discretionary 10.55%
Information Technology 9.96%
Utilities 8.23%
Consumer Staples 8.18%
Energy 5.15%
Real Estate 3.49%
Communication Services 2.92%
Materials 2.35%

Top Ten Holdings
Omega Healthcare Investors, Inc.	3.49%
Ameriprise Financial, Inc.	3.18%
Public Service Enterprise Group, Inc.	3.03%
Abbvie, Inc.	2.99%
Home Depot, Inc.	2.99%
Huntington Bancshares	2.99%
The PNC Financial Services Group, Inc	2.94%
JPMorgan Chase & Co.	2.92%
Verizon Communications, Inc.	2.92%
Ingredion, Inc.	2.86%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit appliedfinancefunds.com/MutualFunds/InvestorResources.

Key Fund Statistics

(as of October 31, 2024)

Â	Â
Net Assets (Thousands)	$27,823
Number of Holdings	38
Total Advisory Fee Paid	$127,463
Portfolio Turnover Rate	7.90%

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Applied Finance Dividend Fund Tailored Shareholder Report

semi-annual Shareholder Report October 31, 2024 Applied Finance Dividend Fund Investor Class Shares (ticker: AFALX )

This semi-annual shareholder report contains important information about the Applied Finance Dividend Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at (800) 673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	1.20%[1]
[1]	Annualized

Sector Breakdown

Top Ten Holdings
Omega Healthcare Investors, Inc.	3.49%
Ameriprise Financial, Inc.	3.18%
Public Service Enterprise Group, Inc.	3.03%
Abbvie, Inc.	2.99%
Home Depot, Inc.	2.99%
Huntington Bancshares	2.99%
The PNC Financial Services Group, Inc	2.94%
JPMorgan Chase & Co.	2.92%
Verizon Communications, Inc.	2.92%
Ingredion, Inc.	2.86%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit appliedfinancefunds.com/MutualFunds/InvestorResources.

Key Fund Statistics

(as of October 31, 2024)

Â	Â
Net Assets (Thousands)	$27,823
Number of Holdings	38
Total Advisory Fee Paid	$127,463
Portfolio Turnover Rate	7.90%

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Applied Finance Explorer Fund Tailored Shareholder Report

semi-annual Shareholder Report October 31, 2024 Applied Finance Explorer Fund Institutional Class Shares (ticker: AFDZX )

This semi-annual shareholder report contains important information about the Applied Finance Explorer Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at (800) 673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.83%[1]
[1]	Annualized

Sector Breakdown

Financials
23.75%
Industrials
15.03%
Health Care
12.03%
Consumer Discretionary
11.24%
Real Estate
8.65%
Information Technology
7.35%
Energy
6.32%
Materials
4.43%
Utilities
3.13%
Communication Services
3.00%
Consumer Staples
2.31%
Money Market Fund
2.27%

Top Ten Holdings
Federated Treasury Obligations Fund - Institutional Class	2.27%
Sterling Infrastructure, Inc.	1.14%
Jackson Financial, Inc.	1.08%
Comfort Systems USA, Inc.	1.05%
Performance Food Group Co.	1.02%
Enova International, Inc.	0.98%
Columbia Banking System, Inc.	0.98%
Victory Capital Holdings, Inc. Class A	0.98%
Newmark Group, Inc.	0.96%
Pathward Financial, Inc.	0.95%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit appliedfinancefunds.com/MutualFunds/InvestorResources.

Key Fund Statistics

(as of October 31, 2024)

Â	Â
Net Assets (Thousands)	$791,426
Number of Holdings	145
Total Advisory Fee Paid	$4,247,280
Portfolio Turnover Rate	21.64%

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Applied Finance Explorer Fund Tailored Shareholder Report

semi-annual Shareholder Report October 31, 2024 Applied Finance Explorer Fund Investor Class Shares (ticker: AFDVX )

This semi-annual shareholder report contains important information about the Applied Finance Explorer Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at (800) 673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$57	1.08%[1]
[1]	Annualized

Sector Breakdown

Top Ten Holdings
Federated Treasury Obligations Fund - Institutional Class	2.27%
Sterling Infrastructure, Inc.	1.14%
Jackson Financial, Inc.	1.08%
Comfort Systems USA, Inc.	1.05%
Performance Food Group Co.	1.02%
Enova International, Inc.	0.98%
Columbia Banking System, Inc.	0.98%
Victory Capital Holdings, Inc. Class A	0.98%
Newmark Group, Inc.	0.96%
Pathward Financial, Inc.	0.95%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit appliedfinancefunds.com/MutualFunds/InvestorResources.

Key Fund Statistics

(as of October 31, 2024)

Â	Â
Net Assets (Thousands)	$791,426
Number of Holdings	145
Total Advisory Fee Paid	$4,247,280
Portfolio Turnover Rate	21.64%

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Applied Finance Select Fund Tailored Shareholder Report

semi-annual Shareholder Report October 31, 2024 Applied Finance Select Fund Institutional Class Shares (ticker: AFVZX )

This semi-annual shareholder report contains important information about the Applied Finance Select Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at (800) 673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.75%[1]
[1]	Annualized

Sector Breakdown

Information Technology
28.28%
Financials
14.88%
Health Care
11.27%
Communication Services
9.51%
Industrials
9.38%
Consumer Discretionary
9.28%
Consumer Staples
6.07%
Energy
3.74%
Utilities
2.40%
Real Estate
2.38%
Materials
2.26%
Money Market Fund
0.57%

Top Ten Holdings
Apple, Inc.	3.60%
HP, Inc.	3.39%
Cisco Systems, Inc.	3.32%
Oracle Corp.	3.26%
International Business Machines Corp.	3.25%
Adobe, Inc.	3.03%
Applied Materials, Inc.	2.97%
Roper Technologies, Inc.	2.81%
KLA Corp.	2.65%
Verizon Communications, Inc.	2.48%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit appliedfinancefunds.com/MutualFunds/InvestorResources.

Key Fund Statistics

(as of October 31, 2024)

Â	Â
Net Assets (Thousands)	$551,112
Number of Holdings	51
Total Advisory Fee Paid	$2,522,275
Portfolio Turnover Rate	13.09%

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

Applied Finance Select Fund Tailored Shareholder Report

semi-annual Shareholder Report October 31, 2024 Applied Finance Select Fund Investor Class Shares (ticker: AFVLX )

This semi-annual shareholder report contains important information about the Applied Finance Select Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at (800) 673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$52	1.00%[1]
[1]	Annualized

Sector Breakdown

Top Ten Holdings
Apple, Inc.	3.60%
HP, Inc.	3.39%
Cisco Systems, Inc.	3.32%
Oracle Corp.	3.26%
International Business Machines Corp.	3.25%
Adobe, Inc.	3.03%
Applied Materials, Inc.	2.97%
Roper Technologies, Inc.	2.81%
KLA Corp.	2.65%
Verizon Communications, Inc.	2.48%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit appliedfinancefunds.com/MutualFunds/InvestorResources.

Key Fund Statistics

(as of October 31, 2024)

Â	Â
Net Assets (Thousands)	$551,112
Number of Holdings	51
Total Advisory Fee Paid	$2,522,275
Portfolio Turnover Rate	13.09%

What did the Fund invest in?

(% of Net Assets as of October 31, 2024)

ITEM 1.	(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.
(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

For the six months ended October 31, 2024 (unaudited)

APPLIED FINANCE FUNDS

Applied Finance Dividend Fund

Applied Finance Explorer Fund

Applied Finance Select Fund

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance DIVIDEND fund

Schedule of InvestmentsOctober 31, 2024 (unaudited)

		Shares	Value
100.26%	COMMON STOCKS

2.92%	COMMUNICATION SERVICES
	Verizon Communications, Inc.	19,285	$812,477

10.55%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc.	4,472	715,609
	Hasbro, Inc.	10,917	716,483
	Home Depot, Inc.	2,112	831,600
	Whirlpool Corp.	6,483	671,055
			2,934,747

8.18%	CONSUMER STAPLES
	Ingredion, Inc.	6,000	796,560
	Target Corp.	4,930	739,697
	Unilever plc ADR	12,148	739,935
			2,276,192

5.15%	ENERGY
	Chevron Corp.	4,976	740,528
	Marathon Petroleum Corp.	4,755	691,710
			1,432,238

23.20%	FINANCIALS
	Ameriprise Financial, Inc.	1,736	885,881
	Huntington Bancshares	53,311	831,118
	JPMorgan Chase & Co.	3,667	813,781
	The PNC Financial Services Group, Inc.	4,342	817,468
	Prudential Financial, Inc.	6,235	763,663
	State Street Corp.	8,471	786,109
	The Travelers Companies, Inc	3,176	781,105
	Truist Financial Corp.	18,000	774,900
			6,454,025

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance DIVIDEND fund

Schedule of Investments - continuedOctober 31, 2024 (unaudited)

		Shares	Value
15.46%	HEALTH CARE
	Abbott Laboratories	6,200	$702,894
	Abbvie, Inc.	4,080	831,790
	Eli Lilly & Co.	800	663,792
	Johnson & Johnson	4,609	736,795
	Merck & Company, Inc.	6,419	656,792
	Novartis AG ADR	6,546	709,586
			4,301,649

10.77%	INDUSTRIALS
	Eaton Corp. plc	2,326	771,255
	Norfolk Southern Corp.	3,089	773,578
	PACCAR, Inc.	6,786	707,644
	RTX Corp.	6,161	745,419
			2,997,896

9.96%	INFORMATION TECHNOLOGY
	Accenture plc Class A	2,235	770,673
	Cisco Systems, Inc.	14,134	774,119
	HP, Inc.	14,500	515,040
	Microsoft Corp.	1,748	710,300
			2,770,132

2.35%	MATERIALS
	LyondellBasell Industries NV	7,543	655,110

3.49%	REAL ESTATE
	Omega Healthcare Investors, Inc. REIT	22,855	970,652

8.23%	UTILITIES
	Public Service Enterprise Group, Inc.	9,417	841,974
	Sempra Energy	9,392	783,011
	UGI Corp.	27,800	664,700
			2,289,685

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance DIVIDEND fund

Schedule of Investments - continuedOctober 31, 2024 (unaudited)

		Value

100.26%	TOTAL COMMON STOCKS	$27,894,803
	(Cost: $24,500,629)

100.26%	TOTAL INVESTMENTS
	(Cost: $24,500,629)	27,894,803
(0.26%)	Liabilities in excess of other assets	(72,068)
100.00%	NET ASSETS	$27,822,735

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance Explorer fund

Schedule of InvestmentsOctober 31, 2024 (unaudited)

		Shares	Value
97.22%	COMMON STOCKS

3.00%	COMMUNICATION SERVICES
	John Wiley & Sons, Inc. Class A	134,326	$6,622,272
	Scholastic Corp.	96,233	2,389,465
	Sinclair, Inc.	292,051	5,043,721
	TEGNA, Inc.	376,883	6,192,188
	Ziff Davis, Inc.(A)	75,812	3,507,821
			23,755,467

11.24%	CONSUMER DISCRETIONARY
	Caleres, Inc.	159,108	4,749,374
	Frontdoor, Inc.(A)	115,484	5,738,400
	G-III Apparel Group Ltd.(A)	134,690	4,078,413
	Green Brick Partners, Inc.(A)	66,835	4,612,283
	Group 1 Automotive, Inc.	18,811	6,853,224
	Hovnanian Enterprises, Inc.(A)	24,481	4,309,635
	KB Home	74,204	5,825,014
	M/I Homes, Inc.(A)	40,401	6,124,388
	Meritage Homes Corp.	33,575	6,083,790
	Patrick Industries, Inc.	55,941	7,047,447
	Phinia, Inc.	123,187	5,738,050
	Sonic Automotive, Inc. Class A	63,895	3,624,763
	Stride, Inc.(A)	69,895	6,519,806
	Taylor Morrison Home Corp.(A)	107,002	7,329,633
	Upbound Group, Inc.	148,105	4,330,590
	Vista Outdoor, Inc.(A)	136,737	6,012,326
			88,977,136

2.31%	CONSUMER STAPLES
	The Andersons, Inc	89,968	4,084,547
	BellRing Brands, Inc.(A)	93,095	6,128,444
	Performance Food Group Co.(A)	99,136	8,054,800
			18,267,791

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2024 (unaudited)

		Shares	Value
6.32%	ENERGY
	Antero Resources Corp.(A)	129,386	$3,348,510
	ChampionX Corporation	180,000	5,079,600
	Chord Energy Corp.	20,568	2,573,057
	Civitas Resources, Inc.	51,277	2,501,805
	Dorian LPG Ltd.	151,158	4,360,908
	International Seaways, Inc.	106,388	4,632,134
	Liberty Energy, Inc.	225,944	3,856,864
	Murphy Oil Corp.	89,026	2,802,538
	Peabody Energy Corporation	200,000	5,254,000
	Permian Resources Corp.	255,853	3,487,276
	SM Energy Co.	95,042	3,988,913
	Weatherford International plc	46,226	3,651,854
	World Kinect Corp.	170,000	4,445,500
			49,982,959

23.74%	FINANCIALS
	Arbor Realty Trust, Inc. REIT	387,910	5,717,793
	ARMOUR Residential REIT, Inc.	220,000	4,125,000
	Axos Financial, Inc.(A)	97,799	6,622,948
	The Bancorp, Inc(A)	138,141	6,942,967
	BGC Group, Inc. Class A	739,513	6,929,237
	CNO Financial Group, Inc.	184,070	6,332,008
	Columbia Banking System, Inc.	271,218	7,732,425
	Customers Bancorp, Inc.(A)	118,664	5,473,970
	Donnelley Financial Solutions(A)	102,129	5,958,206
	Dynex Capital, Inc.	398,856	4,870,032
	Enact Holdings, Inc.	157,059	5,354,141
	Enova International, Inc.(A)	89,072	7,741,248
	Federated Hermes, Inc.	128,313	5,149,201
	Hancock Whitney Corp.	112,719	5,870,406
	HCI Group, Inc.	50,000	5,665,500
	Jackson Financial, Inc.	85,598	8,555,520
	MFA Financial, Inc.	451,248	5,545,838
	Mr Cooper Group, Inc.(A)	56,236	4,979,698

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2024 (unaudited)

		Shares	Value
	Navient Corp.	300,272	$4,272,871
	NMI Holdings, Inc.(A)	172,888	6,687,308
	Pathward Financial, Inc.	105,897	7,493,272
	PennyMac Financial Services, Inc.	49,248	4,909,041
	PennyMac Mortgage Investment Trust	336,012	4,529,442
	PJT Partners, Inc.	47,866	6,651,459
	Preferred Bank	68,602	5,787,951
	Prog Holdings, Inc.	108,313	4,730,029
	Radian Group, Inc.	202,291	7,061,979
	Rithm Capital Corp.	493,874	5,230,126
	SLM Corp.	280,280	6,174,568
	StoneX Group, Inc.(A)	78,949	7,108,568
	Victory Capital Holdings, Inc. Class A	128,884	7,724,018
			187,926,770

12.03%	HEALTH CARE
	AMN Healthcare Services, Inc.(A)	94,378	3,580,701
	Amneal Pharmaceuticals, Inc.(A)	591,953	5,013,842
	Amphastar Pharmaceuticals, Inc.(A)	85,093	4,299,749
	ANI Pharmaceuticals, Inc.(A)	75,956	4,348,101
	Catalyst Pharmaceuticals, Inc.(A)	254,594	5,550,149
	Collegium Pharmaceutical, Inc.(A)	161,708	5,520,711
	The Ensign Group, Inc	45,213	7,007,563
	Halozyme Therapeutics, Inc.(A)	92,701	4,687,890
	Harmony Biosciences Holdings, Inc.(A)	120,000	3,855,600
	Innoviva, Inc.(A)	27,493	537,763
	Lantheus Holdings, Inc.(A)	60,850	6,683,764
	Mednax, Inc.(A)	400,000	4,928,000
	Medpace Holdings, Inc.(A)	14,867	4,671,509
	Owens & Minor, Inc.(A)	379,635	4,825,161
	Patterson Companies, Inc.	170,695	3,586,302
	Prestige Consumer Healthcare Inc.(A)	71,208	5,251,590
	Supernus Pharmaceuticals, Inc.(A)	183,620	6,255,933
	Tenet Healthcare Corp.(A)	46,972	7,281,599
	United Therapeutics Corp.(A)	19,546	7,309,618
			95,195,545

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2024 (unaudited)

		Shares	Value
15.02%	INDUSTRIALS
	American Woodmark Corp.(A)	57,251	$5,193,238
	API Group Corp.(A)	153,643	5,245,372
	Atkore, Inc.	32,886	2,820,303
	Atmus Filtration Technologies, Inc.	123,035	4,790,983
	Avis Budget Group, Inc.	40,716	3,379,428
	Beacon Roofing Supply, Inc.(A)	61,915	5,700,514
	Builders FirstSource, Inc.(A)	39,135	6,707,739
	Comfort Systems USA, Inc.	21,282	8,322,113
	CSG Systems International, Inc.	129,096	6,017,165
	Genco Shipping & Trading Ltd.	230,855	3,633,658
	GMS, Inc.(A)	71,295	6,408,708
	The Greenbrier Companies, Inc	83,969	4,976,843
	H&E Equipment Services, Inc.	97,150	5,076,088
	Herc Holdings, Inc.	32,843	6,868,785
	Hillman Solutions Corp.(A)	406,288	4,306,653
	ICF International, Inc.	31,188	5,257,985
	Maximus, Inc.	56,485	4,882,563
	SkyWest, Inc.(A)	69,450	6,611,640
	Sterling Infrastructure, Inc.(A)	58,205	8,989,762
	Terex Corp.	72,903	3,769,814
	TriNet Group, Inc.	53,165	4,513,177
	Verra Mobility Corp.(A)	208,870	5,424,354
			118,896,885

7.35%	INFORMATION TECHNOLOGY
	ACI Worldwide, Inc.(A)	115,423	5,678,812
	Adeia, Inc.	316,171	3,930,006
	ASGN, Inc.(A)	52,888	4,870,985
	Consensus Cloud Solutions, Inc.(A)	158,472	3,514,909
	ePlus, Inc.(A)	68,620	6,103,749
	Insight Enterprises, Inc.(A)	30,645	5,360,423
	InterDigital, Inc.	39,684	5,970,061
	Netgear, Inc.(A)	206,937	4,536,059
	OSI Systems, Inc.(A)	38,864	5,138,209

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2024 (unaudited)

		Shares	Value
	Progress Software Corp.	83,821	$5,372,088
	ScanSource, Inc.(A)	98,409	4,173,526
	Xerox Corporation	431,587	3,526,066
			58,174,893
4.43%	MATERIALS
	Alpha Metallurgical Resources(A)	21,729	4,526,151
	Commercial Metals Co.	114,058	6,136,320
	Element Solutions, Inc.	214,111	5,802,408
	Ryerson Holding Corp.	260,222	5,670,237
	Sylvamo Corp.	64,500	5,483,790
	Warrior Met Coal, Inc.	117,359	7,408,874
			35,027,780

8.65%	REAL ESTATE
	American Assets Trust, Inc. REIT	206,119	5,554,907
	DiamondRock Hospitality Co. REIT	588,269	5,041,465
	Douglas Emmett, Inc. REIT	329,865	5,868,298
	Empire State Realty Trust REIT	486,981	5,161,999
	Kite Realty Group Trust REIT	246,088	6,317,079
	The Macerich Co REIT	385,393	7,206,849
	Newmark Group, Inc.	504,813	7,567,147
	Ryman Hospitality Properties, Inc. REIT	48,000	5,138,400
	Sabra Health Care REIT, Inc.	340,744	6,610,434
	SL Green Realty Corp.	89,201	6,744,488
	Tanger Factory Outlet Centers, Inc. REIT	218,275	7,253,278
			68,464,344

3.13%	UTILITIES
	Brookfield Infrastructure Corp.	69,973	2,874,491
	Montauk Renewables, Inc.(A)	150,000	829,500
	New Jersey Resources Corp.	108,080	4,959,791
	Otter Tail Corp.	58,526	4,595,462
	PNM Resources, Inc.	126,991	5,529,188
	Southwest Gas Corp.	81,943	6,002,325
			24,790,757

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2024 (unaudited)

		Shares	Value
97.22%	TOTAL COMMON STOCKS		$769,460,327
	(Cost: $633,022,498)

2.76%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.71%(B)	21,829,363	21,829,363
	(Cost: $21,829,363)

99.98%	TOTAL INVESTMENTS
	(Cost: $654,851,361)		791,289,690
0.02%	Other assets, net of liabilities		135,948
100.00%	NET ASSETS		$791,425,638

(A)Non-income producing.

(B)Effective 7 day yield as of October 31, 2024.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance Select fund

Schedule of InvestmentsOctober 31, 2024 (unaudited)

		Shares	Value
99.45%	COMMON STOCKS

9.51%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A	74,820	$12,802,450
	Meta Platforms, Inc.	23,345	13,250,155
	Verizon Communications, Inc.	325,007	13,692,545
	The Walt Disney Co.	131,502	12,650,492
			52,395,642

9.28%	CONSUMER DISCRETIONARY
	Aptiv plc(A)	140,438	7,981,092
	Darden Restaurants, Inc.	71,711	11,475,194
	DR Horton, Inc.	63,000	10,647,000
	LKQ Corp.	266,908	9,819,545
	Lowe’s Companies, Inc.	42,834	11,215,226
			51,138,057

6.07%	CONSUMER STAPLES
	Constellation Brands, Inc. - Class A	34,047	7,910,480
	Keurig Dr Pepper, Inc.	241,552	7,959,138
	Target Corp.	57,718	8,660,009
	Tyson Foods, Inc. - Class A	151,854	8,897,126
			33,426,753

3.74%	ENERGY
	Chevron Corp.	50,445	7,507,225
	ConocoPhillips	64,103	7,021,843
	Valero Energy Corp.	46,908	6,086,782
			20,615,850

14.88%	FINANCIALS
	Ameriprise Financial, Inc.	23,714	12,101,254
	Bank of America Corp.	296,821	12,413,054
	Fiserv, Inc.(A)	61,093	12,090,305
	JPMorgan Chase & Co.	56,419	12,520,504

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance Select fund

Schedule of Investments - continuedOctober 31, 2024 (unaudited)

		Shares	Value
	Mastercard, Inc. - Class A	23,447	$11,713,887
	MetLife, Inc.	129,659	10,167,859
	The Travelers Companies, Inc.	45,098	11,091,402
			82,098,265

11.27%	HEALTH CARE
	CVS Health Corp.	114,633	6,472,179
	Danaher Corp.	31,103	7,640,763
	Incyte Corp.(A)	134,681	9,982,556
	McKesson Corp.	14,876	7,446,777
	Merck & Company, Inc.	63,352	6,482,177
	Regeneron Pharmaceuticals, Inc.(A)	8,728	7,315,810
	Stryker Corp.	24,614	8,769,476
	Thermo Fisher Scientific, Inc.	14,685	8,022,709
			62,132,447

9.38%	INDUSTRIALS
	Cummins, Inc.	28,568	9,398,301
	Quanta Services, Inc.	35,248	10,631,854
	Union Pacific Corp.	41,508	9,632,762
	United Rentals, Inc.	13,600	11,054,080
	Wabtec Corp.	58,500	10,996,830
			51,713,827

28.28%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	34,900	16,684,992
	Apple, Inc.	87,909	19,859,522
	Applied Materials, Inc.	90,000	16,342,200
	Cisco Systems, Inc.	334,133	18,300,465
	HP, Inc.	526,645	18,706,430
	International Business Machines Corp.	86,584	17,898,644
	KLA Corp.	21,908	14,595,767
	Oracle Corp.	107,000	17,958,880
	Roper Technologies, Inc.	28,803	15,488,237
			155,835,137

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance Select fund

Schedule of Investments - continuedOctober 31, 2024 (unaudited)

		Shares	Value
2.26%	MATERIALS
	Celanese Corp. - Class A	41,785	$5,263,656
	The Sherwin-Williams Co	20,000	7,175,400
			12,439,056

2.38%	REAL ESTATE
	CBRE Group, Inc.(A)	100,000	13,097,000

2.40%	UTILITIES
	DTE Energy Co.	49,702	6,173,982
	Public Service Enterprise Group, Inc.	78,753	7,041,306
			13,215,288

99.45%	TOTAL COMMON STOCKS		548,107,322
	(Cost: $398,735,234)

0.57%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.71%(B)	3,127,504	3,127,504
	(Cost: $3,127,504)

100.02%	TOTAL INVESTMENTS
	(Cost: $401,862,738)		551,234,826
(0.02%)	Liabilities in excess of other assets		(122,650)
100.00%	NET ASSETS		$551,112,176

(A)Non-income producing..

(B)Effective 7 day yield as of October 31, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance funds

October 31, 2024 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance funds

Statements of Assets and Liabilities

	Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
ASSETS
Investments at value(1)	$27,894,803	$791,289,690	$551,234,826
Receivable for capital stock sold	—	674,545	191,031
Dividends and interest receivable	53,383	489,261	507,402
Tax reclaims receivable	17,137	—	—
Prepaid expenses	30,749	164,277	92,900
TOTAL ASSETS	27,996,072	792,617,773	552,026,159

LIABILITIES
Payable for capital stock redeemed	130,572	545,260	622,300
Accrued investment advisory fees	6,763	470,806	221,803
Accrued 12b-1 fees	8,500	65,338	15,367
Accrued administrative, accounting and transfer agent fees	5,881	45,598	36,983
Other accrued expenses	21,621	65,133	17,530
TOTAL LIABILITIES	173,337	1,192,135	913,983

NET ASSETS	$27,822,735	$791,425,638	$551,112,176
Net Assets Consist of :
Paid-in-capital	$23,583,555	$643,498,160	$376,378,891
Distributable earnings	4,239,180	156,929,478	174,733,285
Net Assets	$27,822,735	$800,427,638	$551,112,176

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$18,797,736	$594,668,765	$498,826,152
Investor Class	9,024,999	196,756,873	52,286,024
Total	$27,822,735	$791,425,638	$551,112,176
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)
Institutional Class	1,570,762	26,239,114	22,230,061
Investor Class	766,950	8,754,672	2,344,428
Total	2,337,712	34,993,786	24,574,489
Net Asset Value Per Share
Institutional Class	$11.97	$22.66	$22.44
Investor Class	11.77	22.47	22.30

(1) Identified cost of:	$24,500,629	$654,851,361	$401,862,738

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance funds

Statements of Operations

	Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
INVESTMENT INCOME
Dividends(1)	$429,888	$7,783,633	$5,274,585
Interest	6,392	464,979	145,594
Total investment income	436,280	8,248,612	5,420,179
EXPENSES
Investment advisory fees (Note 2)	127,463	4,247,280	2,522,275
Rule 12b-1 and servicing fees (Note 2)
Investor Class	11,803	236,828	66,497
Recordkeeping and fund administrative services (Note 2)	7,869	130,708	105,009
Accounting fees (Note 2)	3,600	87,012	67,097
Custody fees	3,864	26,632	20,809
Transfer agent fees (Note 2)	18,054	83,190	35,308
Professional fees	12,553	26,975	24,763
Filing and registration fees	26,720	54,547	49,735
Trustees fees (Note 2)	877	10,658	9,292
Compliance fees (Note 2)	2,518	6,207	5,585
Shareholder services and reports	4,302	27,905	25,606
Shareholder servicing (Note 2)
Institutional Class	4,721	222,270	203,763
Investor Class	9,466	142,097	53,198
Insurance	1,396	3,257	3,190
Proxy expense	325	7,800	2,250
Interest expense(2)	—	—	2,043
Other	6,243	24,399	15,669
Total expenses	241,774	5,337,765	3,212,089
Management fee waivers (Note 2)	(95,101)	(2,000,819)	(1,039,404)
Net expenses	146,673	3,336,946	2,172,685
Net investment income	289,607	4,911,666	3,247,494

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(580,375)	19,578,062	8,983,375
Net change in unrealized appreciation (depreciation) of investments	2,717,410	46,815,076	16,108,565
Net realized and unrealized gain (loss) on investments and foreign currencies and related transactions	2,137,035	66,393,138	25,091,940
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,426,642	$71,304,804	$28,339,434
(1)Net of foreign tax withheld of:	$—	$8,502	$—
(2)Includes overdraft fees charged by custodian.

Applied finance funds

For the six months ended October 31, 2024 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance funds

Statements of Changes in Net Assets

	Applied Finance Dividend Fund		Applied Finance Explorer Fund		Applied Finance Select Fund
	Six Months ended October 31, 2024 (unaudited)	Year ended April 30, 2024	Six Months ended October 31, 2024 (unaudited)	Year ended April 30, 2024	Six Months ended October 31, 2024 (unaudited)
						Year ended April 30, 2024

INCREASE (DECREASE) NET ASSETS FROM
OPERATIONS
Net investment income	$289,607	$635,159	$4,911,666	$6,326,103	$3,247,494	$6,791,231
Net realized gain (loss) on investments and foreign currency transactions	(580,375)	760,522	19,578,062	(4,661,123)	8,983,375	9,639,809
Net change in unrealized appreciation (depreciation) of investments	2,717,410	1,906,162	46,815,076	90,760,618	16,108,565	65,164,078
Increase (decrease) in net assets from operations	2,426,642	3,301,843	71,304,804	92,425,598	28,339,434	81,595,118
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	—	(504,275)	—	(3,323,652)	—	(6,978,662)
Investor Class	—	(216,532)	—	(1,240,333)	—	(504,785)
Decrease in net assets from distributions	—	(720,807)	—	(4,563,985)	—	(7,483,447)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	355,519	730,660	101,325,621	208,402,860	47,467,098	137,448,276
Investor Class	1,565,793	982,284	36,335,940	66,318,133	9,360,964	25,504,360
Distributions reinvested
Institutional Class	—	478,259	—	2,053,367	—	4,339,371
Investor Class	—	211,923	—	1,085,977	—	426,199
Shares redeemed
Institutional Class	(1,587,775)	(2,909,993)	(40,424,054)	(42,760,945)	(87,981,831)	(111,740,836)
Investor Class	(2,316,388)	(1,971,525)	(34,040,749)	(42,576,862)	(11,740,869)	(12,302,561)
Increase (decrease) in net assets from capital stock transactions	(1,982,851)	(2,478,392)	63,196,758	192,522,530	(42,894,638)	43,674,809
NET ASSETS
Increase (decrease) during period	443,791	102,644	134,501,562	280,384,143	(14,555,204)	117,786,480
Beginning of period	27,378,944	27,276,300	656,924,076	376,539,933	565,667,380	447,880,900
End of period	$27,822,735	$27,378,944	$791,425,638	$656,924,076	$551,112,176	$565,667,380

Applied finance funds

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance DIVIDEND fund

Financial Highlights

	Institutional Class Shares
	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023		2022	2021	2020
Net asset value, beginning of period	$10.97	$9.93	$11.50		$16.79	$11.99	$14.22
Investment activities
Net investment income (loss)(1)	0.12	0.25	0.24		0.19	0.10	0.15
Net realized and unrealized gain (loss) on investments and options contracts purchased	0.88	1.09	(0.26)		0.36	6.11	(1.62)
Total from investment activities	1.00	1.34	(0.02)		0.55	6.21	(1.47)
Distributions
Net investment income	—	(0.30)	(0.25)		(0.08)	(0.13)	(0.02)
Net realized gain	—	—	(1.30)		(5.76)	(1.28)	(0.74)
Total distributions	—	(0.30)	(1.55)		(5.84)	(1.41)	(0.76)
Paid-in capital from redemption fees(3)	—	—	—	(2)	— (2)	— (2)	—	(2)
Net asset value, end of period	$11.97	$10.97	$9.93		$11.50	$16.79	$11.99
Total Return(4)	9.12%	13.61%	0.15%		2.05%	53.94%	(11.38%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.57%	1.61%	1.64	%(6)	1.41%	1.52%	1.44	%(6)
Expenses, net of management fee waivers and reimbursements	0.95%	0.95%	1.01	%(7)	0.95%	0.95%	0.96	%(7)
Net investment income (loss)	2.13%	2.46%	2.29%		1.34%	0.70%	1.07%
Portfolio turnover rate(4)	7.90%	7.36%	14.85%		81.95%	14.95%	29.91%
Net assets, end of period (000’s)	$18,798	$18,400	$18,319		$24,173	$39,543	$28,082

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.58% and 1.43%, for the years ended April 30, 2023 and April 30, 2020, respectively.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.95% for the years ended April 30, 2023 and April 30, 2020, respectively.

Applied finance DIVIDEND fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance DIVIDEND fund

Financial Highlights

	Investor Class Shares
	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023		2022	2021	2020
Net asset value, beginning of period	$10.80	$9.79	$11.31		$16.61	$11.94	$14.17
Investment activities
Net investment income (loss)(1)	0.11	0.23	0.21		0.16	0.06	0.12
Net realized and unrealized gain (loss) on investments and options contracts purchased	0.86	1.06	(0.25)		0.35	6.06	(1.61)
Total from investment activities	0.97	1.29	(0.04)		0.51	6.12	(1.49)
Distributions
Net investment income	—	(0.28)	(0.18)		(0.05)	(0.17)	—
Net realized gain	—	—	(1.30)		(5.76)	(1.28)	(0.74)
Total distributions	—	(0.28)	(1.48)		(5.81)	(1.45)	(0.74)
Paid-in capital from redemption fees(3)	—	—	—	(2)	— (2)	— (2)	—	(2)
Net asset value, end of period	$11.77	$10.80	$9.79		$11.31	$16.61	$11.94
Total Return(4)	8.98%	13.29%	(0.03%)		1.80%	53.41%	(11.54%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.97%	2.03%	2.03	%(6)	1.80%	1.88%	1.79	%(6)
Expenses, net of management fee waivers and reimbursements	1.20%	1.20%	1.27	%(7)	1.20%	1.20%	1.21	%(7)
Net investment income (loss)	2.21%	2.21%	2.01%		1.13%	0.45%	0.85%
Portfolio turnover rate(4)	7.90%	7.36%	14.85%		81.95%	14.95%	29.91%
Net assets, end of period (000’s)	$9,025	$8,979	$8,957		$9,948	$12,742	$9,301

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.96% and 1.78%, for the years ended April 30, 2023 and April 30, 2020, respectively.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.20% for the years ended April 30, 2023 and April 30, 2020, respectively.

Applied finance DIVIDEND fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance Explorer fund

Financial Highlights

	Institutional Class Shares
	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021		2020
Net asset value, beginning of period	$20.51	$16.89	$17.93	$17.31	$9.09		$10.89
Investment activities
Net investment income (loss)(1)	0.15	0.26	0.20	0.08	0.02		0.09
Net realized and unrealized gain (loss) on investments	2.00	3.55	(0.92)	0.70	8.26		(1.81)
Total from investment activities	2.15	3.81	(0.72)	0.78	8.28		(1.72)
Distributions
Net investment income	—	(0.19)	(0.13)	(0.04)	(0.06)		(0.09)
Net realized gain	—	—	(0.19)	(0.12)	—		—
Total distributions	—	(0.19)	(0.32)	(0.16)	(0.06)		(0.09)
Paid-in capital from redemption fees(3)	—	—	— (2)	— (2)	—	(2)	0.01
Net asset value, end of period	$22.66	$20.51	$16.89	$17.93	$17.31		$9.09
Total Return(4)	10.48%	22.57%	(3.97%)	4.50%	91.26%		(15.88%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.35%	1.37%	1.41%	1.45%	1.61	%(6)	1.90%
Expenses, net of management fee waivers and reimbursements	0.83%	0.83%	0.83%	0.83%	0.86	%(7)	0.83%
Net investment income (loss)	1.38%	1.37%	1.14%	0.45%	0.15%		0.82%
Portfolio turnover rate(4)	21.64%	32.00%	29.88%	31.62%	42.02%		228.89%
Net assets, end of period (000’s)	$594,669	$480,381	$251,913	$161,652	$79,647		$13,360

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.45% for the year ended April 30, 2021.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.83% for the year ended April 30, 2021.

Applied finance Explorer fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance Explorer fund

Financial Highlights

	Investor Class Shares
	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021		2020
Net asset value, beginning of period	$20.37	$16.79	$17.82	$17.19	$9.02		$10.80
Investment activities
Net investment income (loss)(1)	0.12	0.21	0.15	0.04	(0.02)		0.07
Net realized and unrealized gain (loss) on investments	1.98	3.53	(0.90)	0.68	8.19		(1.80)
Total from investment activities	2.10	3.74	(0.75)	0.72	8.17		(1.73)
Distributions
Net investment income	—	(0.16)	(0.10)	(0.01)	(0.02)		—
Net realized gain	—	—	(0.19)	(0.12)	—		(0.05)
Total distributions	—	(0.16)	(0.29)	(0.13)	(0.02)		(0.05)
Paid-in capital from redemption fees(3)	—	—	0.01	0.04	0.02		— (2)
Net asset value, end of period	$22.47	$20.37	$16.79	$17.82	$17.19		$9.02
Total Return(4)	10.31%	22.27%	(4.13%)	4.40%	90.87%		(16.10%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.67%	1.69%	1.73%	1.76%	1.96	%(6)	2.34%
Expenses, net of management fee waivers and reimbursements	1.08%	1.08%	1.08%	1.08%	1.11	%(7)	1.08%
Net investment income (loss)	1.13%	1.13%	0.89%	0.20%	(0.13%)		0.64%
Portfolio turnover rate(4)	21.64%	32.00%	29.88%	31.62%	42.02%		228.89%
Net assets, end of period (000’s)	$196,757	$176,543	$124,627	$92,813	$40,114		$3,491

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.93% for the year ended April 30, 2021.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.08% for the year ended April 30, 2021.

Applied finance Explorer fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance Select fund

Financial Highlights

	Institutional Class Shares
	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.35	$18.39	$18.50	$18.62	$12.11	$12.77
Investment activities
Net investment income (loss)(1)	0.13	0.27	0.26	0.18	0.15	0.16
Net realized and unrealized gain (loss) on investments	0.96	2.99	(0.16)	0.17	6.56	(0.70)
Total from investment activities	1.09	3.26	0.10	0.35	6.71	(0.54)
Distributions
Net investment income	—	(0.23)	(0.05)	(0.16)	(0.14)	(0.12)
Net realized gain	—	(0.07)	(0.16)	(0.31)	(0.06)	— (2)
Total distributions	—	(0.30)	(0.21)	(0.47)	(0.20)	(0.12)
Paid-in capital from redemption fees(3)	—	—	— (2)	— (2)	— (2)	— (2)
Net asset value, end of period	$22.44	$21.35	$18.39	$18.50	$18.62	$12.11
Total Return(4)	5.11%	17.81%	0.60%	1.82%	55.70%	(4.34%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.11%	1.13%	1.15%	1.16%	1.23%	1.27%
Expenses, net of management fee waivers and reimbursements	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	1.18%	1.36%	1.44%	0.95%	0.97%	1.27%
Portfolio turnover rate(4)	13.09%	6.99%	11.26%	8.26%	13.89%	9.66%
Net assets, end of period (000’s)	$498,826	$513,424	$415,019	$312,612	$252,690	$126,669

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

Applied finance Select fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2024

	Investor Class Shares
	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.24	$18.30	$18.42	$18.54	$12.07	$12.73
Investment activities
Net investment income (loss)(1)	0.10	0.22	0.21	0.13	0.11	0.13
Net realized and unrealized gain (loss) on investments	0.96	2.97	(0.15)	0.16	6.53	(0.70)
Total from investment activities	1.06	3.19	0.06	0.29	6.64	(0.57)
Distributions
Net investment income	—	(0.18)	(0.02)	(0.11)	(0.11)	(0.09)
Net realized gain	—	(0.07)	(0.16)	(0.31)	(0.06)	— (2)
Total distributions	—	(0.25)	(0.18)	(0.42)	(0.17)	(0.09)
Paid-in capital from redemption fees(3)	—	—	— (2)	0.01	— (2)	— (2)
Net asset value, end of period	$22.30	$21.24	$18.30	$18.42	$18.54	$12.07
Total Return(4)	4.99%	17.46%	0.37%	1.55%	55.30%	(4.54%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.48%	1.44%	1.46%	1.48%	1.57%	1.66%
Expenses, net of management fee waivers and reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.93%	1.09%	1.20%	0.69%	0.71%	1.03%
Portfolio turnover rate(4)	13.09%	6.99%	11.26%	8.26%	13.89%	9.66%
Net assets, end of period (000’s)	$52,286	$52,243	$32,862	$29,014	$21,060	$8,877

(1) Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

Applied finance Select fund

Financial Highlights

Applied finance Select fund

Selected Per Share Data Throughout Each Period

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance funds

Notes to the Financial StatementsOctober 31, 2024 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Dividend Fund (previously, the Applied Finance Core Fund), the Applied Finance Explorer Fund, and the Applied Finance Select Fund (each “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Applied Finance Dividend Fund was established in December 2005 as a series of Unified Series Trust (“UST”). On May 8, 2015, the Applied Finance Dividend Fund (“Dividend Fund”) was reorganized from UST into the Trust. On September 15, 2017, the Retail Class shares of the Dividend Fund was reorganized into Investor shares. The Applied Finance Explorer Fund (“Explorer Fund”) commenced operations for Institutional shares on June 11, 2015 and on June 30, 2015 for Investor shares. The Applied Finance Select Fund (“Select Fund”) commenced operations for Institutional shares on February 3, 2017 and February 1, 2017 for Investor shares.

The investment objective of the Dividend, Explorer and Select Funds is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last reported bid price on the valuation date. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation or if there is no reported sale, at the last reported bid price. Securities for which market quotations are

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2024 (unaudited)

not readily available are valued as determined in good faith by the Valuation Designee under procedures set by the Board. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Funds are aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by Valuation Designee under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Applied Finance Advisors, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not reflect the for a security.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2024 (unaudited)

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of October 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Dividend Fund
Common Stocks	$27,894,803	$—	$—	$27,894,803
	$27,894,803	$—	$—	$27,894,803

Explorer Fund
Common Stocks	$769,460,327	$—	$—	$769,460,327
Money Market Fund	21,829,363	—	—	21,829,363
	$791,289,690	$—	$—	$791,289,690

Select Fund
Common Stocks	$548,107,322	$—	$—	$548,107,322
Money Market Fund	3,127,504	—	—	3,127,504
	$551,234,826	$—	$—	$551,234,826

Refer to the Funds’ Schedules of Investments for a listing of the securities by type and sector.

The Funds held no Level 3 securities at any time during the six months ended October 31, 2024.

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2024 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Funds’ tax positions for each of the open tax years (2021-2023) for Dividend Fund, Explorer Fund and Select Fund, and the Funds’ tax positions expected to be taken in the Funds’ 2024 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2024 (unaudited)

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended October 31, 2024, there were no such reclassifications.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing plans, administrative services plans, and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer two classes of shares: Institutional Class and Investor Class shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees, and shareholder servicing. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Prior to January 12, 2023, the Funds’ share classes included a redemption fee of 2% on the proceeds of shares redeemed within 60 days of purchase. Redemption fees were eliminated effective January 12, 2023.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment services for an annual fee on the daily net assets of the Funds.

The Advisor earned and waived fees for the six months ended October 31, 2024, for the Funds as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived
Dividend	0.90%	$127,463	$95,101
Explorer	1.14%	4,247,280	2,000,819
Select	0.90%	2,522,275	1,039,404

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2024 (unaudited)

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses for each Fund (exclusive of interest, expenses incurred under a plan or distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95%, 0.83%, and 0.75% of the average daily net assets of the Dividend Fund, Explorer Fund and Select Fund, respectively. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the respective fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the respective Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap may not be terminated prior to September 1, 2025 unless mutually agreed to in writing by the parties.

The total amounts of recoverable reimbursements for the Funds as of October 31, 2024, and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2025	2026	2027	2028	Total
Dividend	$225,628	$201,128	$190,628	$95,101	$712,485
Explorer	1,191,063	1,940,470	2,735,135	2,000,819	7,867,487
Select	1,302,098	1,502,981	1,934,437	1,039.404	5,778,920

The Funds have adopted a Distribution Plan with respect to Investor Class shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Funds may finance certain activities or expenses that are primarily intended to result in the sale of each Fund’s shares (this compensation is commonly referred to as “12b-1 fees”). The Distribution Plan provides that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund’s shares. Because the 12b-1 fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Institutional Class shares are sold without the imposition of 12b-1 fees.

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2024 (unaudited)

Each of the Funds has adopted a shareholder services plan with respect to its Investor and Institutional Class shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the six months ended October 31, 2024, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Dividend	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	$11,803 9,466 4,721

Explorer	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	236,828 142,097 222,270

Select	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	66,497 53,198 203,763

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent, and accounting agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are computed daily and paid monthly. For the six months ended October 31, 2024, the following fees were paid by the Funds to CFS:

Fund	Administration	Transfer Agent	Accounting
Dividend	$7,721	$18,046	$3,383
Explorer	233,029	82,993	81,474
Select	127,822	83,038	82,749

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2024 (unaudited)

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds. For the six months ended October 31, 2024, Watermark received the following fees incurred by the Funds:

Fund
Dividend	$2,518
Explorer	6,207
Select	5,585

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended October 31, 2024, were as follows:

Fund	Purchases	Sales
Dividend	$2,199,739	$3,175,818
Explorer	216,961,937	157,147,475
Select	72,126,390	99,832,104

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes;

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2024 (unaudited)

these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended October 31, 2024 and the year ended April 30, 2024 were as follows:

Dividend Fund
	Six months ended October 31, 2024	Year ended April 30, 2024
Distributions paid from:
Ordinary income	$—	$720,807
Accumulated net realized gain on investments	—	—
	$—	$720,807

Explorer Fund
	Six months ended October 31, 2024	Year ended April 30, 2024
Distributions paid from:
Ordinary income	$—	$4,423,338
Accumulated net realized gain on investments	—	140,647
	$—	$4,563,985

Select Fund
	Six months ended October 31, 2024	Year ended April 30, 2024
Distributions paid from:
Ordinary income	$—	$5,736,241
Accumulated net realized gain on investments	—	1,747,206
	$—	$7,483,447

As of October 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Dividend Fund	Explorer Fund	Select Fund
Accumulated net investment income (loss)	$860,547	$9,669,462	$9,585,616
Accumulated net realized gain (loss) on investments	(15,541)	10,820,187	15,775,581
Net unrealized appreciation (depreciation) of investments	3,394,174	136,439,829	149,372,088
	$4,239,180	$156,929,478	$174,733,285

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2024 (unaudited)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Dividend	$24,500,629	$5,084,273	$(1,690,099)	$3,394,174
Explorer	654,851,361	165,275,959	(28,838,130)	136,439,829
Select	401,862,738	162,153,915	(12,781,827)	149,372,088

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Shares of beneficial interest transactions for the Funds were:

Dividend Fund
	Six months ended October 31, 2024
	Institutional Class Shares	Investor Class Shares
Shares sold	31,650	141,437
Shares reinvested	—	—
Shares redeemed	(138,836)	(206,140)
Net increase (decrease)	(107,186)	(64,703)

Dividend Fund
	Year ended April 30, 2024
	Institutional Class Shares	Investor Class Shares
Shares sold	68,301	91,650
Shares reinvested	45,986	20,675
Shares redeemed	(281,371)	(195,969)
Net increase (decrease)	(167,084)	(83,644)

Explorer Fund
	Six months ended October 31, 2024
	Institutional Class Shares	Investor Class Shares
Shares sold	4,666,170	1,645,839
Shares reinvested	—	—
Shares redeemed	(1,845,571)	(1,559,096)
Net increase (decrease)	2,820,599	86,743

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2024 (unaudited)

Explorer Fund
	Year ended April 30, 2024
	Institutional Class Shares	Investor Class Shares
Shares sold	10,662,717	3,491,075
Shares reinvested	102,565	54,599
Shares redeemed	(2,258,159)	(2,299,985)
Net increase (decrease)	8,507,123	1,245,689

Select Fund
	Six months ended October 31, 2024
	Institutional Class Shares	Investor Class Shares
Shares sold	2,146,649	422,897
Shares reinvested	—	—
Shares redeemed	(3,969,065)	(537,875)
Net increase (decrease)	(1,822,416)	(114,978)

Select Fund
	Year ended April 30, 2024
	Institutional Class Shares	Investor Class Shares
Shares sold	6,849,473	1,269,620
Shares reinvested	211,162	20,821
Shares redeemed	(5,575,685)	(627,102)
Net increase (decrease)	1,484,950	663,339

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Funds and increase the volatility of the Funds’ NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector

FINANCIAL STATEMENTS | OCTOBER 31, 2024

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2024 (unaudited)

and therefore the value of a Fund’s portfolio will be adversely affected. As of October 31, 2024, 28.28% of the value of the net assets of the Select Fund were invested in securities within the Information Technology sector.

NOTE 7 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of their portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objective. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items that require disclosure.

FINANCIAL STATEMENTS | OCTOBER 31, 2024

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. The election of Trustees was approved by shareholders of the Trust based on the following results:

Total Outstanding Shares: 195,946,387
Total Shares Voted: 129,095,648
	Dr. David J. Urban	Mary Lou H. Ivey	Laura V. Morrison
Voted For:	121,513,139	127,006,507	128,734,725
Voted Against:	—	—	—
Abstained:	7,582,508	2,089,141	360,923

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 for remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Advisory Agreement Renewal

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.
(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 6, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: January 6, 2025

* Print the name and title of each signing officer under his or her signature.